Equity (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Schedule of the Entity's Quotaholders
The Entity’s shareholders as of December 31, 2024 and 2023 are presented in the table below:

Shareholders	12/31/2023 Quantity	Subscribed (*)	Transferred	Repurchased	12/31/2024 Quantity
Gilberto Sayão da Silva (Class B Common shares)	14,466,239	—	—	—	14,466,239
Alessandro Monteiro Morgado Horta (Class A common shares)	8,266,422	—	—	—	8,266,422
Public Float (Class A common shares)	12,468,475	—	529,675	(1,202,612)	11,795,538
Compass Group (Class A common shares) (*)	—	11,783,384	—	—	11,783,384
Other Shareholders (Class A common shares)	18,577,681	—	(479,379)	(363,530)	17,734,772
Treasury shares (Class A common shares)	3,134,771	—	(50,296)	1,566,142	4,650,617

Total	56,913,588	11,783,384	—	—	68,696,972
Series A Convertible preferred shares (**)	100,000	—	—	—	100,000

Total	100,000	—	—	—	100,000

(*)	As part of the business combination with Compass, Vinci Compass issued 11,783,384 Class A common shares.
(**)
The Series A Convertible Preferred Shares will be convertible at the option of the holders at any time after the closing of the issuance into Class A Common Shares at an initial conversion rate of 73.5402 Class A Common Shares for each Series A Convertible Preferred Share, which represents an initial conversion price of approximately $13.60 per Class A Common Share.

Schedule of Basic and Diluted Earnings Per Quota
(g)	Basic and diluted earnings per share

a) Basic earning per share	2024	2023	2022
From continuing operations attributable to the ordinary equity holders of the Entity	2.14	4.02	3.89

Total basic earning per share attributable to the ordinary equity holders of the Entity	2.14	4.02	3.89

b) Diluted earning per share	2024	2023	2022
From continuing operations attributable to the ordinary equity holders of the Entity	2.08	3.85	3.84

Total basic earning per share attributable to the ordinary equity holders of the Entity	2.08	3.85	3.84

c) Reconciliations of earnings used in calculating earnings per share

Basic earnings per share:	2024	2023	2022
Profit attributable to the ordinary equity holders of the Entity used in calculating basic earnings per share:
From continuing operations	118,202	220,608	219,417

	118,202	220,608	219,417

Diluted earnings per share	2024	2023	2022
Profit from continuing operations attributable to the ordinary equity holders of the Entity
Used in calculating basic earnings per share	118,202	220,608	219,417

Used in calculating diluted earnings per share	118,202	220,608	219,417

d) Weighted average number of share used as the denominator	2024	2023	2022
Weighted average number of ordinary share/quotas used as the denominator in calculating basic earnings per share:	55,190,584	54,903,764	56,356,293
Adjustments for calculation of diluted earnings per share:	1,733,042	501,807	792,815

Weighted average number of ordinary shares/quotas and potential ordinary shares used as the denominator in calculating diluted earnings per share	56,923,626	55,405,572	57,149,108